UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	21.47%
Consumer, Non-cyclical	17.68
Consumer, Cyclical	14.99
Industrial	14.84
Technology	9.36
Communications	4.39
Basic Materials	3.60
Utilities	3.18
Energy	2.88
Short Term Investments	7.61
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$1,025.20	$0.41*
Hypothetical (5% return before expenses)	$1,000.00	$1,007.16	$1.20*
Initial Class
Actual	$1,000.00	$1,038.90	$3.06**
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03**

Class L
Actual	$1,000.00	$1,037.20	$4.28**
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.24**

*Expenses are equal to the Fund’s annualized expense ratio of 0.25% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.86%
32,302	A Schulman Inc	$1,412,244
29,861	Aceto Corp	735,476
189,986	AK Steel Holding Corp (a)(b)	735,246
29,155	American Vanguard Corp	402,339
34,279	Balchem Corp	1,910,026
56,582	Calgon Carbon Corp	1,096,559
53,481	Century Aluminum Co (a)	557,807
21,028	Clearwater Paper Corp (a)	1,204,904
12,371	Deltic Timber Corp	836,774
70,924	Globe Specialty Metals Inc	1,255,355
10,360	Hawkins Inc	418,440
54,512	HB Fuller Co	2,214,278
22,452	Innophos Holdings Inc	1,181,873
60,713	Intrepid Potash Inc (a)	724,913
18,723	Kaiser Aluminum Corp	1,555,507
21,974	Koppers Holdings Inc	543,197
33,481	Kraton Performance Polymers Inc (a)	799,526
22,590	Materion Corp	796,298
18,436	Neenah Paper Inc	1,086,987
32,556	OM Group Inc	1,093,882
47,899	PH Glatfelter Co	1,053,299
14,786	Quaker Chemical Corp	1,313,588
45,681	Rayonier Advanced Materials Inc (b)	742,773
33,869	Schweitzer-Mauduit International Inc	1,350,696
20,559	Stepan Co	1,112,448
133,575	Stillwater Mining Co (a)(b)	1,548,134
57,612	US Silica Holdings Inc (b)	1,691,488
9,567	Veritiv Corp (a)	348,813

		29,722,870

Communications — 4.72%
94,272	8x8 Inc (a)	844,677
58,549	ADTRAN Inc	951,421
30,192	Anixter International Inc (a)	1,967,009
11,213	Atlantic Tele-Network Inc	774,594
17,072	Black Box Corp	341,440
43,604	Blucora Inc (a)	704,205
13,945	Blue Nile Inc (a)	423,789
40,307	CalAmp Corp (a)(b)	736,006
234,071	Cincinnati Bell Inc (a)	894,151
36,404	comScore Inc (a)	1,938,877
18,355	Comtech Telecommunications Corp	533,213
52,129	Consolidated Communications Holdings Inc	1,095,230
40,809	DHI Group Inc (a)	362,792
57,023	EW Scripps Co Class A	1,302,976
19,441	FTD Cos Inc (a)	548,042
112,167	Gannett Co Inc (a)	1,569,216
54,473	General Cable Corp	1,074,752
33,016	General Communication Inc Class A (a)	561,602
99,036	Harmonic Inc (a)	676,416
45,519	Harte-Hanks Inc	271,293
25,606	HealthStream Inc (a)	778,934

Shares		Fair Value

Communications — (continued)
87,981	Iridium Communications Inc (a)(b)	$799,747
63,652	Ixia (a)	791,831
49,528	j2 Global Inc (c)	3,364,932
26,429	Liquidity Services Inc (a)	254,511
27,142	LogMeIn Inc (a)	1,750,388
23,413	Lumos Networks Corp	346,278
37,196	NETGEAR Inc (a)	1,116,624
67,600	NIC Inc	1,235,728
37,801	Perficient Inc (a)	727,291
40,251	QuinStreet Inc (a)	259,619
28,884	Scholastic Corp	1,274,651
22,646	Sizmek Inc (a)	160,787
23,907	Spok Holdings Inc	402,594
16,292	Stamps.com Inc (a)	1,198,602
31,553	VASCO Data Security International Inc (a)(b)	952,585
47,437	ViaSat Inc (a)	2,858,554
26,642	XO Group Inc (a)	435,597

		36,280,954

Consumer, Cyclical — 16.11%
14,531	Allegiant Travel Co	2,584,774
14,059	American Woodmark Corp (a)	771,136
13,681	Arctic Cat Inc	454,346
50,454	Barnes & Noble Inc (a)	1,309,786
21,657	Big 5 Sporting Goods Corp	307,746
1,922	Biglari Holdings Inc (a)	795,228
24,232	BJ’s Restaurants Inc (a)	1,174,040
26,301	Bob Evans Farms Inc	1,342,666
87,544	Boyd Gaming Corp (a)	1,308,783
31,142	Buckle Inc (b)	1,425,369
47,143	Caleres Inc	1,498,205
86,585	Callaway Golf Co	774,070
29,351	Cash America International Inc	768,703
28,567	Cato Corp Class A	1,107,257
22,182	Children’s Place Inc	1,450,925
38,800	Christopher & Banks Corp (a)	155,588
25,919	Cracker Barrel Old Country Store Inc (b)(c)	3,866,078
82,673	Crocs Inc (a)(b)	1,216,120
44,480	Daktronics Inc	527,533
17,859	DineEquity Inc	1,769,648
33,886	Dorman Products Inc (a)(b)	1,615,007
19,246	DTS Inc (a)	586,811
41,294	Essendant Inc	1,620,789
27,786	Ethan Allen Interiors Inc	731,883
52,592	Ezcorp Inc Class A (a)	390,759
49,501	Finish Line Inc Class A	1,377,118
30,328	First Cash Financial Services Inc (a)	1,382,654
44,969	Francesca’s Holdings Corp (a)	605,732
38,863	Fred’s Inc Class A	749,667
22,117	G&K Services Inc Class A	1,529,169
41,317	G-III Apparel Group Ltd (a)	2,906,651
25,892	Genesco Inc (a)	1,709,649
39,533	Gentherm Inc (a)	2,170,757
23,047	Group 1 Automotive Inc	2,093,359
23,793	Haverty Furniture Cos Inc	514,405
59,876	Hawaiian Holdings Inc (a)	1,422,055

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
26,447	Hibbett Sports Inc (a)(b)	$1,231,901
51,324	Iconix Brand Group Inc (a)	1,281,560
71,204	Interface Inc	1,783,660
42,474	Interval Leisure Group Inc	970,531
32,774	iRobot Corp (a)(b)	1,044,835
40,430	Jack in the Box Inc (c)	3,564,309
16,627	Kirkland’s Inc	463,394
55,078	La-Z-Boy Inc	1,450,755
24,763	Lithia Motors Inc Class A	2,802,181
30,170	Lumber Liquidators Holdings Inc (a)(b)	624,821
27,483	M/I Homes Inc (a)	678,006
19,858	Marcus Corp	380,876
28,931	MarineMax Inc (a)	680,168
29,825	Marriott Vacations Worldwide Corp	2,736,444
49,633	Men’s Wearhouse Inc	3,179,986
41,427	Meritage Homes Corp (a)	1,950,797
49,886	Mobile Mini Inc	2,097,207
11,812	Monarch Casino & Resort Inc (a)	242,855
19,736	Movado Group Inc	536,030
19,862	Outerwall Inc (b)	1,511,697
16,112	Oxford Industries Inc	1,408,994
31,782	Papa John’s International Inc	2,403,037
58,670	Pep Boys-Manny Moe & Jack (a)	719,881
13,804	Perry Ellis International Inc (a)	328,121
23,134	PetMed Express Inc (b)	399,524
65,352	Pinnacle Entertainment Inc (a)	2,436,323
47,172	Pool Corp (c)	3,310,531
25,659	Popeyes Louisiana Kitchen Inc (a)	1,539,283
15,177	Red Robin Gourmet Burgers Inc (a)	1,302,490
47,193	Regis Corp (a)	743,762
57,749	Republic Airways Holdings Inc (a)	530,136
72,429	Ruby Tuesday Inc (a)	454,130
38,161	Ruth’s Hospitality Group Inc	615,155
50,515	Ryland Group Inc	2,342,381
31,617	ScanSource Inc (a)	1,203,343
55,300	Scientific Games Corp Class A (a)(b)	859,362
56,338	Select Comfort Corp (a)	1,694,084
55,263	SkyWest Inc	831,156
36,937	Sonic Automotive Inc Class A	880,209
53,193	Sonic Corp	1,531,958
34,304	Stage Stores Inc	601,349
22,352	Standard Motor Products Inc	785,002
161,296	Standard Pacific Corp (a)(b)	1,437,147
33,388	Stein Mart Inc	349,572
60,319	Steven Madden Ltd (a)	2,580,447
26,861	Superior Industries International Inc	491,825
68,036	Texas Roadhouse Inc	2,546,587
57,126	Titan International Inc (b)	613,533
59,558	Toro Co (c)	4,036,841
48,964	Tuesday Morning Corp (a)	551,580
15,216	Unifi Inc (a)	509,736
16,935	UniFirst Corp	1,894,180
17,706	Universal Electronics Inc (a)	882,467
31,949	Vitamin Shoppe Inc (a)(b)	1,190,739
21,148	VOXX International Corp (a)	175,105
29,482	Winnebago Industries Inc	695,480

Shares		Fair Value

Consumer, Cyclical — (continued)
111,600	Wolverine World Wide Inc	$3,178,368
24,134	Zumiez Inc (a)	642,688

		123,922,985

Consumer, Non-cyclical — 19.00%
23,516	Abaxis Inc	1,210,604
40,581	ABIOMED Inc (a)	2,667,389
57,711	ABM Industries Inc	1,896,961
47,216	Acorda Therapeutics Inc (a)	1,573,709
85,671	Affymetrix Inc (a)(b)	935,527
39,598	Air Methods Corp (a)	1,636,981
27,530	Albany Molecular Research Inc (a)(b)	556,657
8,499	Almost Family Inc (a)	339,195
37,030	Amedisys Inc (a)	1,471,202
18,829	American Public Education Inc (a)	484,282
51,672	AMN Healthcare Services Inc (a)	1,632,319
52,372	Amsurg Corp (a)(c)	3,663,421
13,686	Analogic Corp	1,079,825
29,660	Andersons Inc	1,156,740
27,540	AngioDynamics Inc (a)	451,656
8,681	ANI Pharmaceuticals Inc (a)(b)	538,656
16,653	Anika Therapeutics Inc (a)	550,049
62,476	B&G Foods Inc (b)	1,782,440
27,453	Bio-Reference Laboratories Inc (a)(b)	1,132,436
52,352	Brink’s Co	1,540,719
32,380	Cal-Maine Foods Inc	1,690,236
16,550	Calavo Growers Inc	859,442
34,314	Cambrex Corp (a)	1,507,757
38,092	Cantel Medical Corp	2,044,398
11,751	Capella Education Co	630,676
48,374	Cardtronics Inc (a)	1,792,257
61,301	Career Education Corp (a)	202,293
14,622	CDI Corp	190,086
48,092	Central Garden & Pet Co Class A (a)	548,730
18,437	Chemed Corp	2,417,091
29,733	CONMED Corp	1,732,542
9,764	CorVel Corp (a)	312,643
34,655	Cross Country Healthcare Inc (a)	439,425
28,212	CryoLife Inc	318,231
28,001	Cyberonics Inc (a)	1,664,940
24,395	Cynosure Inc Class A (a)	941,159
178,499	Darling Ingredients Inc (a)	2,616,795
66,020	Depomed Inc (a)(b)	1,416,789
29,468	Diamond Foods Inc (a)	924,706
32,632	Emergent Biosolutions Inc (a)	1,075,224
25,123	Ensign Group Inc	1,282,780
38,411	ExamWorks Group Inc (a)(b)	1,501,870
11,839	Forrester Research Inc	426,441
27,457	Greatbatch Inc (a)	1,480,481
43,174	Green Dot Corp Class A (a)	825,487
55,793	Haemonetics Corp (a)	2,307,599
37,821	Hanger Inc (a)	886,524
77,210	Healthcare Services Group Inc	2,551,791
36,988	HealthEquity Inc (a)	1,185,465
39,557	Healthways Inc (a)	473,893
39,487	Heartland Payment Systems Inc	2,134,272

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
18,659	Heidrick & Struggles International Inc	$486,627
28,943	Helen of Troy Ltd (a)	2,821,653
15,288	ICU Medical Inc (a)	1,462,450
72,115	Impax Laboratories Inc (a)(c)	3,311,521
25,059	Insperity Inc	1,275,503
27,338	Integra LifeSciences Holdings Corp (a)	1,841,761
18,117	Inter Parfums Inc	614,710
31,383	Invacare Corp	678,814
18,641	IPC Healthcare Inc (a)	1,032,525
16,114	J&J Snack Foods Corp	1,783,336
33,480	Kelly Services Inc Class A	513,918
89,974	Kindred Healthcare Inc	1,825,572
54,358	Korn/Ferry International	1,890,028
10,024	Landauer Inc	357,255
29,347	Lannett Co Inc (a)(b)	1,744,386
13,871	LHC Group Inc (a)	530,566
19,296	Ligand Pharmaceuticals Inc (a)	1,946,966
40,936	Luminex Corp (a)	706,555
29,479	Magellan Health Inc (a)	2,065,594
51,286	Masimo Corp (a)	1,986,820
31,979	Matthews International Corp Class A	1,699,364
72,523	Medicines Co (a)	2,074,883
13,109	Medifast Inc (a)	423,683
44,574	Meridian Bioscience Inc	830,859
48,677	Merit Medical Systems Inc (a)	1,048,503
103,599	MiMedx Group Inc (a)	1,200,712
63,989	Momenta Pharmaceuticals Inc (a)	1,459,589
35,049	Monro Muffler Brake Inc (b)	2,178,646
96,715	Monster Worldwide Inc (a)	632,516
36,101	Natus Medical Inc (a)	1,536,459
53,775	Navigant Consulting Inc (a)	799,634
142,689	Nektar Therapeutics (a)	1,783,613
39,939	Neogen Corp (a)	1,894,706
31,283	Nutrisystem Inc	778,321
52,227	NuVasive Inc (a)	2,474,515
50,209	On Assignment Inc (a)	1,972,210
59,695	PAREXEL International Corp (a)(c)	3,838,986
32,582	PharMerica Corp (a)	1,084,981
56,491	Prestige Brands Holdings Inc (a)	2,612,144
12,980	Providence Service Corp (a)	574,754
34,223	Repligen Corp (a)	1,412,383
39,986	Resources Connection Inc	643,375
24,208	Sagent Pharmaceuticals Inc (a)	588,497
21,487	Sanderson Farms Inc (b)	1,614,963
104,503	Select Medical Holdings Corp	1,692,949
8,181	Seneca Foods Corp Class A (a)	227,186
56,309	Snyder’s-Lance Inc	1,817,091
40,421	SpartanNash Co	1,315,299
64,134	Spectrum Pharmaceuticals Inc (a)(b)	438,677
12,591	Strayer Education Inc (a)	542,672
31,286	Supernus Pharmaceuticals Inc (a)	531,236
14,264	SurModics Inc (a)	334,063
45,100	TrueBlue Inc (a)	1,348,490
24,904	Universal Corp (b)	1,427,497
22,266	Universal Technical Institute Inc	191,488
16,664	Vascular Solutions Inc (a)	578,574
21,902	Viad Corp	593,763

Shares		Fair Value

Consumer, Non-cyclical — (continued)
57,825	Wausau Paper Corp	$530,834
14,713	WD-40 Co (b)	1,282,385
77,881	West Pharmaceutical Services Inc (c)	4,523,329

		146,093,180

Energy — 3.09%
38,976	Approach Resources Inc (a)(b)	266,986
37,562	Basic Energy Services Inc (a)	283,593
52,811	Bill Barrett Corp (a)	453,646
42,809	Bonanza Creek Energy Inc (a)	781,264
37,573	Bristow Group Inc (b)	2,002,641
22,106	CARBO Ceramics Inc (b)	920,273
51,137	Carrizo Oil & Gas Inc (a)	2,517,986
64,455	Cloud Peak Energy Inc (a)(b)	300,360
48,446	Comstock Resources Inc (b)	161,325
16,309	Contango Oil & Gas Co (a)	200,111
76,138	Exterran Holdings Inc	2,485,906
55,326	Flotek Industries Inc (a)(b)	693,235
24,288	FutureFuel Corp	312,587
13,749	Geospace Technologies Corp (a)	316,914
38,192	Green Plains Inc	1,052,190
13,018	Gulf Island Fabrication Inc	145,411
28,416	Gulfmark Offshore Inc Class A (b)	329,626
134,659	ION Geophysical Corp (a)	144,085
29,934	Matrix Service Co (a)	547,194
93,683	Newpark Resources Inc (a)	761,643
60,491	Northern Oil & Gas Inc (a)(b)	409,524
43,244	PDC Energy Inc (a)	2,319,608
75,743	Penn Virginia Corp (a)(b)	331,754
61,548	PetroQuest Energy Inc (a)	121,865
74,068	Pioneer Energy Services Corp (a)	469,591
52,451	Rex Energy Corp (a)(b)	293,201
18,636	SEACOR Holdings Inc (a)	1,322,038
62,302	Stone Energy Corp (a)	784,382
69,882	SunCoke Energy Inc	908,466
45,980	Swift Energy Co (a)(b)	93,339
97,221	Synergy Resources Corp (a)	1,111,236
38,324	Tesco Corp	417,732
84,323	TETRA Technologies Inc (a)	537,981

		23,797,693

Financial — 23.08%
75,399	Acadia Realty Trust REIT	2,194,865
19,767	Agree Realty Corp REIT	576,603
41,061	American Assets Trust Inc REIT	1,610,002
83,177	American Equity Investment Life Holding Co	2,244,115
20,332	AMERISAFE Inc	956,824
62,381	Associated Estates Realty Corp REIT	1,785,968
97,035	Astoria Financial Corp	1,338,113
47,932	Bank Mutual Corp	367,638
20,679	Banner Corp	991,144
87,921	BBCN Bancorp Inc	1,300,352
14,741	BofI Holding Inc (a)	1,558,271
92,477	Boston Private Financial Holdings Inc	1,240,117

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
75,349	Brookline Bancorp Inc	$850,690
18,875	Calamos Asset Management Inc Class A	231,219
106,479	Capstead Mortgage Corp REIT (b)	1,181,917
35,844	Cardinal Financial Corp	781,041
31,084	CareTrust Inc REIT	393,834
79,968	Cedar Realty Trust Inc REIT	511,795
28,869	Central Pacific Financial Corp	685,639
65,193	Chesapeake Lodging Trust REIT	1,987,083
16,249	City Holding Co (b)	800,263
59,237	Columbia Banking System Inc	1,927,572
43,911	Community Bank System Inc	1,658,518
29,259	CoreSite Realty Corp REIT	1,329,529
222,148	Cousins Properties Inc REIT	2,305,896
104,230	CVB Financial Corp	1,835,490
216,889	DiamondRock Hospitality Co REIT	2,778,348
33,998	Dime Community Bancshares Inc	575,926
35,393	EastGroup Properties Inc REIT	1,990,148
53,248	Education Realty Trust Inc REIT	1,669,857
18,254	eHealth Inc (a)	231,643
35,994	Employers Holdings Inc	819,943
26,704	Encore Capital Group Inc (a)(b)	1,141,329
28,797	Enova International Inc (a)	537,928
61,849	EPR Properties REIT (c)	3,388,088
39,304	Evercore Partners Inc Class A	2,120,844
56,178	Financial Engines Inc (b)	2,386,441
117,379	First BanCorp (a)	565,767
95,212	First Commonwealth Financial Corp	913,083
66,248	First Financial Bancorp	1,188,489
69,250	First Financial Bankshares Inc (b)	2,398,820
83,951	First Midwest Bancorp Inc	1,592,550
191,021	FNB Corp	2,735,421
37,396	Forestar Group Inc (a)	492,131
95,652	Franklin Street Properties Corp REIT	1,081,824
80,626	Geo Group Inc REIT	2,754,184
28,271	Getty Realty Corp REIT	462,514
81,552	Glacier Bancorp Inc	2,399,260
77,992	Government Properties Income Trust REIT	1,446,752
30,517	Greenhill & Co Inc	1,261,268
35,695	Hanmi Financial Corp	886,664
9,617	HCI Group Inc (b)	425,168
108,422	Healthcare Realty Trust Inc REIT	2,521,896
36,394	HFF Inc Class A	1,518,722
63,470	Home BancShares Inc	2,320,463
45,572	Horace Mann Educators Corp	1,657,909
29,045	Independent Bank Corp	1,361,920
12,793	Infinity Property & Casualty Corp	970,221
98,411	Inland Real Estate Corp REIT	927,032
63,167	Interactive Brokers Group Inc Class A	2,625,220
36,635	Investment Technology Group Inc	908,548
90,226	Kite Realty Group Trust REIT	2,207,830
40,394	LegacyTexas Financial Group Inc	1,219,899
233,936	Lexington Realty Trust REIT (b)	1,983,777
38,268	LTC Properties Inc REIT	1,591,949
40,381	MarketAxess Holdings Inc (c)	3,746,145

Shares		Fair Value

Financial — (continued)
70,753	MB Financial Inc	$2,436,733
54,256	Meadowbrook Insurance Group Inc	466,602
225,806	Medical Properties Trust Inc REIT	2,960,317
41,121	Montpelier Re Holdings Ltd	1,624,279
150,943	National Penn Bancshares Inc	1,702,637
11,707	Navigators Group Inc (a)	907,995
47,320	NBT Bancorp Inc	1,238,364
101,517	Northwest Bancshares Inc	1,301,448
48,279	OFG Bancorp (b)	515,137
114,668	Old National Bancorp	1,658,099
40,465	Oritani Financial Corp	649,463
93,416	Parkway Properties Inc REIT	1,629,175
74,439	Pennsylvania REIT	1,588,528
36,699	Pinnacle Financial Partners Inc	1,995,325
17,052	Piper Jaffray Cos (a)	744,149
59,026	Post Properties Inc REIT	3,209,244
52,250	PRA Group Inc (a)(b)(c)	3,255,697
76,485	PrivateBancorp Inc	3,045,633
59,441	ProAssurance Corp	2,746,769
59,952	Provident Financial Services Inc	1,138,488
21,488	PS Business Parks Inc REIT	1,550,359
103,411	Retail Opportunity Investments Corp REIT	1,615,280
40,072	RLI Corp	2,059,300
31,245	S&T Bancorp Inc	924,540
70,333	Sabra Health Care Inc REIT	1,810,371
13,542	Safety Insurance Group Inc	781,509
12,106	Saul Centers Inc REIT	595,494
61,360	Selective Insurance Group Inc	1,721,148
17,380	Simmons First National Corp Class A	811,298
24,845	Southside Bancshares Inc	726,219
38,792	Sovran Self Storage Inc REIT (c)	3,371,413
99,876	Sterling Bancorp	1,468,177
23,622	Stewart Information Services Corp	940,156
95,679	Summit Hotel Properties Inc REIT	1,244,784
197,005	Susquehanna Bancshares Inc	2,781,711
62,380	Talmer Bancorp Inc Class A	1,044,865
49,478	Texas Capital Bancshares Inc (a)	3,079,511
13,335	Tompkins Financial Corp	716,356
101,326	TrustCo Bank Corp	712,322
44,076	UMB Financial Corp	2,513,214
69,027	United Bankshares Inc	2,776,956
50,396	United Community Banks Inc	1,051,765
22,685	United Fire Group Inc	743,161
17,151	United Insurance Holdings Corp	266,527
14,161	Universal Health Realty Income Trust REIT	657,920
33,513	Universal Insurance Holdings Inc	811,015
29,715	Urstadt Biddle Properties Inc REIT Class A	555,076
7,451	Virtus Investment Partners Inc	985,395
36,629	WageWorks Inc (a)	1,481,643
28,404	Walker & Dunlop Inc (a)	759,523
27,479	Westamerica Bancorporation (b)	1,391,811
75,604	Wilshire Bancorp Inc	954,879
51,232	Wintrust Financial Corp	2,734,764

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
9,113	World Acceptance Corp (a)(b)	$560,541

		177,463,504

Industrial — 15.95%
46,316	AAON Inc	1,043,036
37,506	AAR Corp	1,195,316
64,097	Actuant Corp Class A	1,480,000
41,269	Advanced Energy Industries Inc (a)	1,134,485
40,765	Aegion Corp (a)	772,089
69,628	Aerojet Rocketdyne Holdings Inc (a)	1,435,033
21,738	Aerovironment Inc (a)	566,927
31,760	Albany International Corp Class A	1,264,048
18,040	AM Castle & Co (a)(b)	111,307
7,468	American Science & Engineering Inc	327,173
32,146	Apogee Enterprises Inc	1,692,165
43,279	Applied Industrial Technologies Inc	1,716,012
26,871	ArcBest Corp	854,498
20,150	Astec Industries Inc	842,673
26,908	Atlas Air Worldwide Holdings Inc (a)	1,478,864
28,341	AZZ Inc	1,468,064
15,508	Badger Meter Inc	984,603
53,202	Barnes Group Inc	2,074,346
11,183	Bel Fuse Inc Class B	229,475
56,332	Benchmark Electronics Inc (a)	1,226,911
42,576	Boise Cascade Co (a)	1,561,688
52,950	Brady Corp Class A	1,309,983
49,141	Briggs & Stratton Corp	946,456
30,480	Celadon Group Inc	630,326
48,631	Checkpoint Systems Inc	495,064
18,370	CIRCOR International Inc	1,001,716
25,672	Coherent Inc (a)	1,629,659
40,631	Comfort Systems USA Inc	932,481
36,533	CTS Corp	703,991
24,036	Cubic Corp	1,143,633
51,448	Curtiss-Wright Corp (c)	3,726,893
26,541	Drew Industries Inc	1,539,909
13,469	DXP Enterprises Inc (a)	626,309
36,780	Dycom Industries Inc (a)	2,164,503
25,616	Echo Global Logistics Inc (a)	836,619
26,469	Electro Scientific Industries Inc	139,492
67,781	EMCOR Group Inc	3,237,898
19,964	Encore Wire Corp	884,206
48,084	EnerSys (c)	3,379,824
24,554	EnPro Industries Inc (b)	1,404,980
21,928	Era Group Inc (a)	449,085
27,978	ESCO Technologies Inc	1,046,657
27,909	Exponent Inc	1,249,765
33,345	Fabrinet (a)	624,552
19,155	FARO Technologies Inc (a)	894,539
69,799	Federal Signal Corp	1,040,703
33,791	Forward Air Corp	1,765,918
43,752	Franklin Electric Co Inc (b)	1,414,502
32,853	Gibraltar Industries Inc (a)	669,216
45,836	Griffon Corp	729,709
86,934	Harsco Corp	1,434,411

Shares		Fair Value

Industrial — (continued)
14,034	Haynes International Inc	$692,157
79,386	Headwaters Inc (a)	1,446,413
61,404	Heartland Express Inc	1,242,203
69,711	Hillenbrand Inc	2,140,128
34,538	Hornbeck Offshore Services Inc (a)	709,065
36,777	Hub Group Inc Class A (a)	1,483,584
57,747	II-VI Inc (a)	1,096,038
41,596	Itron Inc (a)	1,432,566
32,288	John Bean Technologies Corp	1,213,706
30,165	Kaman Corp	1,265,120
91,419	KapStone Paper & Packaging Corp	2,113,607
67,377	Knight Transportation Inc	1,801,661
13,124	Lindsay Corp (b)	1,153,731
24,371	Littelfuse Inc	2,312,564
20,913	LSB Industries Inc (a)	854,087
18,519	Lydall Inc (a)	547,422
46,861	Matson Inc	1,970,036
41,324	Methode Electronics Inc	1,134,344
41,852	Moog Inc Class A (a)	2,958,099
61,437	Mueller Industries Inc	2,133,093
25,861	Myers Industries Inc	491,359
22,693	MYR Group Inc (a)	702,575
5,751	National Presto Industries Inc	461,920
42,980	Newport Corp (a)	814,901
9,785	Olympic Steel Inc	170,650
28,096	Orion Marine Group Inc (a)	202,853
20,656	OSI Systems Inc (a)	1,462,238
22,562	Park Electrochemical Corp	432,288
50,938	PGT Inc (a)	739,110
36,175	Plexus Corp (a)	1,587,359
10,010	Powell Industries Inc	352,052
37,511	Quanex Building Products Corp	803,861
31,031	Roadrunner Transportation Systems Inc ADR (a)	800,600
31,400	Rofin-Sinar Technologies Inc (a)	866,640
20,032	Rogers Corp (a)	1,324,916
34,181	RTI International Metals Inc (a)	1,077,385
27,382	Saia Inc (a)	1,075,839
89,073	Sanmina Corp (a)	1,795,712
46,461	Simpson Manufacturing Co Inc	1,579,674
14,181	Standex International Corp	1,133,487
20,286	Sturm Ruger & Co Inc	1,165,431
57,634	TASER International Inc (a)(b)	1,919,789
20,452	Tennant Co	1,336,334
64,910	Tetra Tech Inc	1,664,292
36,088	TopBuild Corp (a)	1,046,552
29,368	Tredegar Corp	649,326
67,088	TTM Technologies Inc (a)	670,209
22,113	Universal Forest Products Inc	1,150,539
23,249	US Ecology Inc	1,132,691
101,269	UTi Worldwide Inc (a)	1,011,677
19,137	Vicor Corp (a)	233,280
30,417	Watts Water Technologies Inc Class A	1,577,121

		122,643,996

Technology — 10.06%
17,227	Agilysys Inc (a)	158,144

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
50,654	Blackbaud Inc	$2,884,745
42,017	Bottomline Technologies (DE) Inc (a)	1,168,493
75,145	Brooks Automation Inc	860,410
27,401	Cabot Microelectronics Corp (a)	1,290,861
26,092	CACI International Inc Class A (a)	2,110,582
21,646	CEVA Inc (a)	420,582
76,190	Ciber Inc (a)	262,855
69,419	Cirrus Logic Inc (a)	2,362,329
30,122	Cohu Inc	398,514
11,999	Computer Programs & Systems Inc (b)	640,987
35,138	CSG Systems International Inc	1,112,469
48,599	Dealertrack Technologies Inc (a)	3,051,531
27,792	Digi International Inc (a)	265,414
40,577	Diodes Inc (a)	978,311
24,982	DSP Group Inc (a)	258,064
29,985	Ebix Inc (b)	977,811
50,605	Electronics For Imaging Inc (a)	2,201,824
18,957	Engility Holdings Inc	476,958
36,690	Epiq Systems Inc	619,327
54,023	Exar Corp (a)	528,345
35,062	ExlService Holdings Inc (a)	1,212,444
38,383	iGATE Corp (a)	1,830,485
41,667	Insight Enterprises Inc (a)	1,246,260
19,161	Interactive Intelligence Group Inc (a)(b)	852,090
64,509	Kopin Corp (a)	222,556
84,845	Kulicke & Soffa Industries Inc (a)	993,535
57,373	LivePerson Inc (a)	562,829
25,218	ManTech International Corp Class A	731,322
66,889	MedAssets Inc (a)	1,475,571
59,778	Medidata Solutions Inc (a)(c)	3,247,141
34,811	Mercury Systems Inc (a)	509,633
51,117	Micrel Inc	710,526
102,966	Microsemi Corp (a)(c)	3,598,662
9,761	MicroStrategy Inc Class A (a)	1,660,151
57,604	MKS Instruments Inc	2,185,496
39,665	Monolithic Power Systems Inc	2,011,412
43,661	Monotype Imaging Holdings Inc	1,052,667
15,992	MTS Systems Corp	1,102,648
26,686	Nanometrics Inc (a)	430,178
39,921	NetScout Systems Inc (a)(b)	1,463,903
39,300	Omnicell Inc (a)	1,482,003
23,740	Pericom Semiconductor Corp	312,181
31,667	Power Integrations Inc	1,430,715
54,465	Progress Software Corp (a)	1,497,787
93,865	QLogic Corp (a)	1,331,944
46,998	Quality Systems Inc	778,757
35,195	Rudolph Technologies Inc (a)	422,692
72,112	Semtech Corp (a)	1,431,423
38,591	Super Micro Computer Inc (a)	1,141,522
43,311	Sykes Enterprises Inc (a)	1,050,292
39,840	Synaptics Inc (a)(c)	3,455,523
40,505	Synchronoss Technologies Inc (a)	1,852,294
30,295	SYNNEX Corp	2,217,291
91,391	Take-Two Interactive Software Inc (a)	2,519,650
42,257	Tangoe Inc (a)	531,593

Shares		Fair Value

Technology — (continued)
19,016	TeleTech Holdings Inc	$514,953
50,500	Tessera Technologies Inc	1,917,990
30,758	Ultratech Inc (a)	570,868
44,355	Veeco Instruments Inc (a)(b)	1,274,763
29,717	Virtusa Corp (a)	1,527,454

		77,389,760

Utilities — 3.42%
48,415	ALLETE Inc	2,245,972
40,663	American States Water Co	1,520,390
61,771	Avista Corp	1,893,281
44,739	El Paso Electric Co	1,550,654
46,776	Laclede Group Inc	2,435,159
92,439	New Jersey Resources Corp	2,546,694
30,307	Northwest Natural Gas Co	1,278,349
50,800	NorthWestern Corp (b)	2,476,500
85,392	Piedmont Natural Gas Co Inc	3,015,191
73,499	South Jersey Industries Inc	1,817,630
50,604	Southwest Gas Corp	2,692,639
61,523	UIL Holdings Corp	2,818,984

		26,291,443

TOTAL COMMON STOCK — 99.29% (Cost $590,983,385)		$763,606,385

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.72%
$ 5,515,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015	5,515,000

U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(d)
65,000	0.01%, 09/17/2015	64,999
715,000	0.06%, 12/10/2015	714,823

		779,822

Repurchase Agreements — 7.36%
2,829,414	Undivided interest of 14.56% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $2,829,414 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (e)	2,829,414

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 13,440,480	Undivided interest of 15.80% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $13,440,480 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (e)	$13,440,480

13,440,480	Undivided interest of 15.80% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $13,440,480 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (e)	13,440,480

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 13,440,481	Undivided interest of 28.55% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $13,440,481 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (e)	$13,440,481

13,440,481	Undivided interest of 28.91% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $13,440,481 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (e)	13,440,481

		56,591,336

TOTAL SHORT TERM INVESTMENTS — 8.18%
(Cost $62,886,158)		$62,886,158

TOTAL INVESTMENTS — 107.47%
(Cost $653,869,543)		$826,492,543

OTHER ASSETS & LIABILITIES, NET — (7.47)%		$(57,415,501)

TOTAL NET ASSETS — 100.00%		$769,077,042

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation

Russell 2000 Mini Long Futures	54	USD	$6,752,160	September 2015	$(45,130)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

ASSETS:
Investments in securities, fair value (including $55,126,431 of securities on loan)(a)	$769,901,207
Repurchase agreements, fair value(b)	56,591,336
Cash	266,473
Subscriptions receivable	1,257,113
Receivable for investments sold	8,401,143
Variation margin on futures contracts	17,354
Dividends receivable	774,999

Total Assets	837,209,625

LIABILITIES:
Payable to investment adviser	174,704
Payable for administrative services fees	160,510
Payable upon return of securities loaned	56,591,336
Redemptions payable	2,286,334
Payable for investments purchased	8,917,465
Payable for distribution fees	2,234

Total Liabilities	68,132,583

NET ASSETS	$769,077,042

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,440,711
Paid-in capital in excess of par	547,615,534
Net unrealized appreciation	172,577,870
Undistributed net investment income	327,463
Accumulated net realized gain	42,115,464

NET ASSETS	$769,077,042

NET ASSETS BY CLASS
Initial Class	$490,782,507

Class L	$10,337,444

Institutional Class	$267,957,091

CAPITAL STOCK:
Authorized
Initial Class	90,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	37,505,612
Class L	642,431
Institutional Class	26,259,062

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.09

Class L	$16.09

Institutional Class	$10.20

(a) Cost of investments	$597,278,207
(b) Cost of repurchase agreements	$56,591,336

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Interest	$877
Income from securities lending	288,990
Dividends	5,702,474
Foreign withholding tax	(1,540)

Total Income	5,990,801

EXPENSES:
Management fees	1,817,396
Administrative services fees - Initial Class	295,737
Administrative services fees - Class L	7,028
Distribution fees - Class L	17,588

Total Expenses	2,137,749

Less amount waived by distributor - Class L	27

Net Expenses	2,137,722

NET INVESTMENT INCOME	3,853,079

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	29,172,175
Net realized gain on futures contracts	1,279,869

Net Realized Gain	30,452,044

Net change in unrealized depreciation on investments	(4,038,825)
Net change in unrealized depreciation on futures contracts	(152,412)

Net Change in Unrealized Depreciation	(4,191,237)

Net Realized and Unrealized Gain	26,260,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,113,886

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West S&P Small Cap 600® Index Fund

OPERATIONS:
Net investment income	$3,853,079	$6,030,255
Net realized gain	30,452,044	51,548,686
Net change in unrealized depreciation	(4,191,237)	(18,680,030)

Net Increase in Net Assets Resulting from Operations	30,113,886	38,898,911

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,083,665)	(8,468,688)
Class L	(44,632)	(63,045)
Institutional Class	(1,397,319)	N/A

From net investment income	(3,525,616)	(8,531,733)

From net realized gains
Initial Class	–	(43,698,457)
Class L	–	(428,395)

From net realized gains	0	(44,126,852)

Total Distributions	(3,525,616)	(52,658,585)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	156,563,083	314,518,064
Class L	11,264,943	8,592,493
Institutional Class	275,972,498	N/A
Shares issued in reinvestment of distributions
Initial Class	2,083,665	52,167,145
Class L	44,632	491,440
Institutional Class	1,397,319	N/A
Shares redeemed
Initial Class	(418,282,946)	(277,703,708)
Class L	(11,362,776)	(3,524,287)
Institutional Class	(15,065,699)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	2,614,719	94,541,147

Total Increase in Net Assets	29,202,989	80,781,473

NET ASSETS:
Beginning of period	739,874,053	659,092,580

End of period(a)	$769,077,042	$739,874,053

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	12,118,358	24,674,385
Class L	721,906	548,928
Institutional Class	27,587,962	N/A
Shares issued in reinvestment of distributions
Initial Class	155,614	4,069,384
Class L	2,710	31,219
Institutional Class	133,843	N/A
Shares redeemed
Initial Class	(32,504,272)	(21,658,601)
Class L	(705,551)	(227,265)
Institutional Class	(1,462,743)	N/A

Net Increase	6,047,827	7,438,050

(a) Including undistributed net investment income:	$327,463	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West S&P Small Cap 600® Index Fund -Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.65		$12.93		$9.66		$8.73		$9.14	$7.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.11	(a)	0.10	(a)	0.13	(a)	0.10	0.06
Net realized and unrealized gain (loss)	0.43		0.56		3.81		1.24		(0.07)	1.82

Total From Investment Operations	0.49		0.67		3.91		1.37		0.03	1.88

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)		(0.16)		(0.15)		(0.10)	(0.06)
From net realized gains	–		(0.80)		(0.48)		(0.29)		(0.34)	–

Total Distributions	(0.05)		(0.95)		(0.64)		(0.44)		(0.44)	(0.06)

NET ASSET VALUE, END OF PERIOD	$13.09		$12.65		$12.93		$9.66		$8.73	$9.14

TOTAL RETURN(b)	3.89%	(c)	5.20%		40.59%		15.78%		0.36%	25.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$490,783		$730,165		$654,842		$440,737		$323,230	$319,792
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	0.96%	(d)	0.86%		0.84%		1.37%		0.62%	0.84%
Portfolio turnover rate(e)	11%	(c)	20%		17%		13%		20%	20%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015
	(Unaudited)		2014		2013		2012		2011	(a)
Great-West S&P Small Cap 600® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$15.58		$15.72		$11.67		$10.47		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.10	(b)	0.09	(b)	0.14	(b)	0.14
Net realized and unrealized gain	0.52		0.68		4.60		1.48		0.79

Total From Investment Operations	0.58		0.78		4.69		1.62		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.12)		(0.16)		(0.13)		(0.14)
From net realized gains	–		(0.80)		(0.48)		(0.29)		(0.32)

Total Distributions	(0.07)		(0.92)		(0.64)		(0.42)		(0.46)

NET ASSET VALUE, END OF PERIOD	$16.09		$15.58		$15.72		$11.67		$10.47

TOTAL RETURN(c) (d)	3.72%	(e)	4.93%		40.25%		15.49%		9.31%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10,337		$9,709		$4,251		$751		$185
Ratio of expenses to average net assets
Before waiver	0.85%	(f)	0.85%		0.85%		0.85%		0.88%	(f)
After waiver	0.85%	(f)	0.85%		0.85%		0.84%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	N/A		N/A		0.62%		1.21%		0.73%	(f)
After waiver	0.76%	(f)	0.66%		0.62%		1.22%		0.77%	(f)
Portfolio turnover rate(g)	11%	(e)	20%		17%		13%		20%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited	)(a)
Great-West S&P Small Cap 600® Index Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain	0.23

Total From Investment Operations	0.25

LESS DISTRIBUTIONS:
From net investment income	(0.05)

Total Distributions	(0.05)

NET ASSETS VALUE, END OF PERIOD	$10.20

TOTAL RETURN(c)	2.52%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$267,957
Ratio of expenses to average net assets	0.25%	(e)
Ratio of net investment income to average net assets	1.41%	(e)
Portfolio turnover rate(f)	11%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

  Semi-Annual Report - June 30, 2015

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  Semi-Annual Report - June 30, 2015

		Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$	763,606,385 $	— $	— $	763,606,385
Short Term Investments		—	62,886,158	—	62,886,158

Total Assets	$	763,606,385 $	62,886,158 $	0 $	826,492,543

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(45,130) $	— $	— $	(45,130)

Total Liabilities	$	(45,130) $	0 $	0 $	(45,130)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

  Semi-Annual Report - June 30, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$658,277,825

Gross unrealized appreciation on investments	218,303,969
Gross unrealized depreciation on investments	(50,089,251)

Net unrealized appreciation on investments	$168,214,718

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

  Semi-Annual Report - June 30, 2015

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 96 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives

Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized depreciation	$(45,130)(a)

(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,279,869	Net change in unrealized depreciation on futures contracts	$(152,412)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

  Semi-Annual Report - June 30, 2015

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $88,617,882 and $85,402,200, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $55,126,431 and received collateral of $56,591,336 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Small Cap 600 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.

The Board noted that, although the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2014 primarily due to the Fund’s expenses, the Fund was in the second, second, first, and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2014, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest in comparison to the contractual management fees of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was greater than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was greater than the average and median of its peer universe, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median of its peer group.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub- Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and, to the extent available, by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015